CONCENTRATION OF RISK Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Allowance for Doubtful Accounts Receivable, Current	$ (1,026)	$ (921)
Accounts Receivable, Net, Current	64,880	59,923
Natural gas, NGLs and crude oil sales [Member]
Concentration Risk [Line Items]
Accounts Receivable, Gross	39,837	42,388
Natural gas marketing [Member]
Concentration Risk [Line Items]
Accounts Receivable, Gross	8,209	6,225
Reimbursements for title defects [Member]
Concentration Risk [Line Items]
Accounts Receivable, Gross	7,579	0
Joint interest billing [Member]
Concentration Risk [Line Items]
Accounts Receivable, Gross	6,896	7,465
Other Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable, Gross	$ 3,385	$ 4,766